OPERATING LEASES - Minimum Future Revenues To Be Received Under The Company's Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 493,618
2027	385,575
2028	356,461
2029	276,675
2030	118,938
Thereafter	160,791
Total minimum lease revenues	$ 1,792,058